Subsequent Events (Vaporin Inc) (Details Narrative) - Vaporin Inc [Member] - USD ($)	Jan. 29, 2015	Jan. 20, 2015	Jan. 24, 2014	Jan. 22, 2014
Convertible notes			$ 350,000
Notes conversion value of common stock				$ 5.00
Subsequent Event [Member]
Convertible notes	$ 350,000
Debt instrument accrued interest rate	12.00%
Notes payable, due date	Jan. 29, 2016
Notes issued to vapor corp	$ 350,000
Notes converedted into commpn stock percentage of clossing price due to default of borrower	85.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Convertible notes		$ 350,000
Debt instrument accrued interest rate		12.00%
Notes payable, due date		Jan. 20, 2016
Notes conversion discription		Assuming the merger between the Company and Vapor closes, the Notes will be convertible into Vapor common stock at the lower of (i) $1.08 or (ii) a 15% discount to a 20-trading day VWAP following the closing of the merger (subject to a maximum issuance of 525,000 shares).
Number of shares issued upon conversion		525,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Notes conversion value of common stock		$ 1.08